SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE M – SUBSEQUENT EVENTS

In July 2023, four investors purchased a total of $161,515 of 2023 Notes pursuant to our 2023 Offering. See NOTE E – DEBT for a description of the 2023 Offering.

In July 2023, one Noteholder converted $100,000 of Notes issued pursuant to our 2022 Offering plus accrued but unpaid interest for a total of 21,728 shares of common stock and 21,728 common stock purchase warrants.

In August 2023, four investors purchased a total of $340,000 of 2023 Notes pursuant to our 2023 Offering. See NOTE E – DEBT for a description of the 2023 Offering.

On August 11, 2023, Robert Sanchez was appointed as the interim chief technology officer of the Company.

In September 2023, three investors purchased a total of $245,000 of 2023 Notes pursuant to our 2023 Offering. See NOTE E – DEBT for a description of the 2023 Offering.

In September 2023, one Noteholder converted $50,000 of Notes issued pursuant to our 2022 Offering plus accrued but unpaid interest for a total of 11,145 shares of common stock and 11,145 common stock purchase warrants.

In October 2023, the Company repaid the $25,000 unsecured promissory note, dated September 15, 2022, plus accrued but unpaid interest in the amount of $1,315 to the president of the Company.

In October 2023, three investors purchased a total of $865,000 of 2023 Notes pursuant to our 2023 Offering. See NOTE E – DEBT for a description of the 2023 Offering.

In October 2023, the Company issued 25,000 warrants to purchase 25,000 shares of the Company’s common stock to Ms. Erica Perez, the director of operations and corporate secretary of the Company, at an exercise price of $5.00 per share exercisable on a cash or cashless basis for a period of three years from the date of issuance.